Short-term borrowings (Details)	1 Months Ended				12 Months Ended
	Sep. 30, 2022 CNY (¥)	Aug. 31, 2022 CNY (¥)	Aug. 31, 2021 CNY (¥)	Mar. 31, 2021 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)
Short-term borrowings
Term of short term borrowings	6 months	1 year		6 months
Short term borrowings | ¥	¥ 20,000,000	¥ 50,208,800		¥ 100,000,000	¥ 70,208,800		¥ 166,500,000
Repayment of short term borrowings			¥ 1,715,417		¥ 166,500,000	$ 24,140,231	¥ 450,545,000	¥ 161,000,000
Borrowings secured by Restricted cash | $									$ 29,050,000
weighted average interest rate					5.71%		3.17%		3.17%